Deferred Income Taxes - Summary of Deferred Income Taxes (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax expense (income) [abstract]
Deferred income tax assets	€ 164	€ 252
Deferred income tax liabilities	(25)	(30)
Net Deferred income tax assets	€ 139	€ 222	€ 260